Ordinary Share - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2019 shares
Common Stock, Shares, Issued					22,238,454
Common Stock, Shares, Outstanding					22,238,454
Number of shares per ADS		0.75
Proceeds from IPO		$ 64,000	$ 60,090	¥ 393,698
IPO [Member]
Proceeds from IPO | $			$ 50,000
Common Class A [Member]
Common Stock, Shares, Issued			54,505,108		0
Common Stock, Shares, Outstanding			54,505,108		0
stock issued during period		5,250,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001		$ 0.001
Common Class A [Member] | IPO [Member]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001
Stock Repurchased and Retired During Period, Shares	521,924
Stock Repurchased and Retired During Period, Value | $	$ 4,800
Common Class B [Member]
Common Stock, Shares, Issued			13,037,729		0
Common Stock, Shares, Outstanding			13,037,729		0
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001		$ 0.001
Preferred Stock, Conversion Basis			one-for-one basis	one-for-one basis
Common Class B [Member] | IPO [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities		12,204,604
ADS [Member]
Share price | $ / shares		$ 10.00
ADS [Member] | IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction		7,000,000
ADS [Member] | Over-Allotment Option [Member]
Sale of Stock, Number of Shares Issued in Transaction		1,050,000
Series A Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding			0		10,340,000
Series A Redeemable Convertible Preferred Shares [Member] | IPO [Member]
Convertible Preferred Shares, Outstanding		10,340,000
Stock Issued During Period, Shares, Conversion of Convertible Securities		7,844,137
Preferred Stock, Conversion Basis		1: 0.76
Series B Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding			0		9,067,384
Series B Redeemable Convertible Preferred Shares [Member] | IPO [Member]
Convertible Preferred Shares, Outstanding		9,067,384
Stock Issued During Period, Shares, Conversion of Convertible Securities		8,557,980
Preferred Stock, Conversion Basis		1:0.94
Series C Plus Redeemable Convertible Preferred Shares [Member] | IPO [Member]
Convertible Preferred Shares, Outstanding		6,734,459
Stock Issued During Period, Shares, Conversion of Convertible Securities		6,883,520
Preferred Stock, Conversion Basis		1:1.02
Series C Redeemable Convertible Preferred Shares [Member]
Convertible Preferred Shares, Outstanding			0		5,518,101
Preferred Stock, Conversion Basis			one-for-one basis	one-for-one basis
Series C Preferred Stock [Member]
stock issued during period			0	0	0	0
Series C Preferred Stock [Member] | IPO [Member]
Convertible Preferred Shares, Outstanding		833,125